RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2022
RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

25 RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

	At beginning of year	Proceeds from borrowings		Payments	Interest expenses	Fair value changes	At end of year
	S$	S$		S$	S$	S$	S$

2022
Bank loan	574,810	-		(90,764)	19,560	-	503,606
Related party loan	-	300,000		(1,233)	1,233	-	300,000
Third party loan	350,000	-		(358,486)	8,486	-	-
Convertible loans	2,310,757	-		(95,000)	95,000	1,090,480	3,401,237
Lease liabilities	23,131	-		(9,608)*	896	-	14,419

2021
Bank loan	626,262	-		(70,879)	19,427	-	574,810
Third party loan	-	350,000		(2,014)	2,014	-	350,000
Convertible loans	2,323,423	-		(94,966)	94,966	(12,666)	2,310,757
Lease liabilities	31,122	-		(9,280)*	1,289	-	23,131

2020
Bank loan	633,576	-		(30,069)	22,755	-	626,262
Convertible loans	-	1,750,000	#	(81,980)	81,980	573,423	2,323,423
Lease liabilities	34,760	-		(4,422)*	784	-	31,122

*	Includes exchange realignment of S$7, S$535 and S$1,157 for the years ended December 31, 2020, 2021 and 2022, respectively.

#	Includes S$250,000 received and accounted as other payables in 2019. This has been reclassified to convertible loans for the financial year ended December 31, 2020.